As filed with the Securities and Exchange Commission on April 30, 2013

File Nos. 033-11444 811-04986

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 57	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 59	[X]

FRANKLIN INVESTORS SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code:(650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Amendment No. 57 (Amendment) to the Registration Statement of Franklin Investors Securities Trust (Registrant) on Form N-1A (File No. 811-04986) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on February 27, 2013 under the 1940 Act (Accession No. 0001379491-13-000117) (Amendment No. 57), as pertaining to the Parts A and Parts B of the Franklin Balanced Fund, Franklin Equity Income Fund, Franklin Floating Rate Daily Access Fund, Franklin Limited Maturity U.S. Government Securities Fund, Franklin Low Duration Total Return Fund, Franklin Real Return Fund and Franklin Total Return Fund, series of the Registrant (Funds). The Parts A and the Parts B of the Funds, as filed in Amendment No. 55, are incorporated herein by reference.

FIST1 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED MARCH 1, 2013

OF

FRANKLIN INVESTORS SECURITIES TRUST

(Franklin Balanced Fund, Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Limited Maturity U.S. Government Securities Fund, Franklin Real Return Fund)

The prospectus is amended as follows:

I.  The Franklin Balanced Fund, Franklin Equity Income Fund, Franklin Limited Maturity U.S. Government Securities Fund and the Franklin Real Return Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Franklin Balanced Fund and Franklin Equity Income Fund will offer five classes of shares, the Class A, Class C, Class R, Class R6 and Advisor Class. The Franklin Limited Maturity U.S. Government Securities Fund will offer three classes of shares, the Class A, Class R6 and Advisor Class. The Franklin Real Return Fund will offer four classes of shares, the Class A, Class C, Class R6 and Advisor Class.

II.  The “Fund Summary” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin Balanced Fund beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.30%	1.00%	0.50%	None	None
Other expenses[2,3]	0.18%	0.18%	0.18%	0.07%	0.18%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	1.17%	1.87%	1.37%	0.76%	0.87%
Fee waiver and/or expense reimbursement[4]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,4]	1.16%	1.86%	1.36%	0.75%	0.86%

1. Management fees and other expenses have been restated to reflect current fees as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Other expenses for Class R6 represent an estimate of expenses, including the effect of this class’ lower shareholder servicing fees.

4. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 686	$ 924	$ 1,181	$ 1,913
Class C	$ 289	$ 587	$ 1,010	$ 2,190
Class R	$ 138	$ 433	$ 749	$ 1,646
Class R6	$ 76	$ 242	$ 421	$ 940
Advisor Class	$ 88	$ 277	$ 481	$ 1,072
If you do not sell your shares:
Class C	$ 189	$ 587	$ 1,010	$ 2,190

III.  The “Fund Summary  – Principal Risks – Market” section second paragraph for the Franklin Balanced Fund on page 5 is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

 IV.  The following is added to the “Fund Summary – Performance” section for the Franklin Balanced Fund beginning on page 7:

Best Quarter:	Q2'09	18.86%
Worst Quarter:	Q3'08	-15.77%
As of March 31, 2013, the Fund's year-to-date return was 5.02%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

V.  The “Fund Summary – Taxes” section for the Franklin Balanced Fund on page 9 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VI.  The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin Equity Income Fund beginning on page 17 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.23%	0.23%	0.23%	0.06%	0.23%
Total annual Fund operating expenses	0.95%	1.70%	1.20%	0.53%	0.70%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this class’ lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 666	$ 860	$ 1,070	$ 1,674
Class C	$ 273	$ 536	$ 923	$ 2,009
Class R	$ 122	$ 381	$ 660	$ 1,455
Class R6	$ 54	$ 171	$ 297	$ 667
Advisor Class	$ 72	$ 224	$ 390	$ 871
If you do not sell your shares:
Class C	$ 173	$ 536	$ 923	$ 2,009

VII.  The “Fund Summary  – Principal Risks – Market” section second paragraph for the Franklin Equity Income Fund on page 19 is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

 VIII.  The following is added to the “Fund Summary – Performance” section for the Franklin Equity Income Fund beginning on page 21:

Best Quarter:	Q2'03	16.75%
Worst Quarter:	Q4'08	-18.98%
As of March 31, 2013, the Fund's year-to-date return was 9.52%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

IX.  The “Fund Summary  – Taxes” section for the Franklin Equity Income Fund on page 23 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

X.  The “Fund Summary” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin Limited Maturity U.S. Government Securities Fund beginning on page 24 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class R6	Advisor Class
Management fees	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.10%	None	None
Other expenses[1]	0.18%	0.06%	0.18%
Total annual Fund operating expenses	0.77%	0.55%	0.67%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this classes’ lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 302	$ 465	$ 643	$ 1,158
Class R6	$ 56	$ 176	$ 306	$ 687
Advisor Class	$ 68	$ 214	$ 373	$ 835

 XI.  The following is added to the “Fund Summary – Performance” section for the Franklin Limited Maturity Fund beginning on page 29:

Best Quarter:	Q4'08	4.46%
Worst Quarter:	Q2'04	-1.76%
As of March 31, 2013, the Fund's year-to-date return was 0.01%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XII.  The “Fund Summary – Taxes” section for the Franklin Limited Maturity U.S. Government Securities Fund on page 30 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

XIII.  The “Fund Summary” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin Real Return Fund beginning on page 32 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees[1]	0.61%	0.61%	0.61%	0.61%
Distribution and service (12b-1) fees	0.25%	0.65%	None	None
Other expenses[1,2]	0.20%	0.20%	0.07%	0.20%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	1.07%	1.47%	0.69%	0.82%
Fee waiver and/or expense reimbursement[3]	-0.16%	-0.16%	-0.16%	-0.16%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3,4]	0.91%	1.31%	0.53%	0.66%

1. Management fees and other expenses have been restated to reflect current fiscal year fees as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual Fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of the class’ lower shareholder servicing fees.

3. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.65% (other than certain non-routine expenses) until February 28, 2014. Class R6 shares have not commenced operations as of the date of this prospectus. Management also has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

4. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 514	$ 736	$ 975	$ 1,661
Class C	$ 233	$ 449	$ 788	$ 1,744
Class R6	$ 54	$ 203	$ 366	$ 838
Advisor Class	$ 67	$ 246	$ 439	$ 999
If you do not sell your shares:
Class C	$ 133	$ 449	$ 788	$ 1,744

XIV.  The “Summary Prospectus  – Principal Risks – Market Risk” section second paragraph for the Franklin Real Return Fund on page 36 is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

 XV.  The following is added to the “Fund Summary – Performance” section for the Franklin Real Return Fund beginning on page 37:

Best Quarter:	Q1'08	3.88%
Worst Quarter:	Q3'11	-5.51%
As of March 31, 2013, the Fund's year-to-date return was 0.74%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

XVI  The “Fund Summary  – Taxes” section for the Franklin Real Return Fund on page 39 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

XVII.  The “Fund Details – Management” section for the Franklin Balanced Fund beginning on page 51 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement including the fees of 0.20% payable, thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  0.700% of the value of its net assets up to and including $250 million;
  0.675% of the value of its net assets over $250 million up to and including $500 million;
  0.650% of the value of net assets over $500 million up to and including $1 billion;
  0.625% of the value of net assets over $1 billion up to and including $2.5 billion;
  0.600% of the value of its net assets over $2.5 billion up to and including $5 billion;
  0.575% of the value of its net assets over $5 billion up to and including $10 billion;
  0.550% of the value of its net assets over $10 billion up to and including $15 billion;
  0.525% of the value of its net assets over $15 billion up to and including $20 billion; and
  0.500% of the value of its net assets over $20 billion.

XVIII.  The “Fund Details – Management – Special Servicing Agreement” section for the Franklin Equity Income Fund on page 84 is deleted in its entirety.

XIX.  The “Fund Details – Management – Special Servicing Agreement” section for the Franklin Limited Maturity U.S. Government Securities Fund on page 98 is deleted in its entirety.

XX.  The “Fund Details – Management” section for the Franklin Real Return Fund beginning on page 112 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement including the fees of 0.20% payable, thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  0.625% of the value of net assets up to and including $500 million;
  0.525% of the value of net assets over $500 million up to and including $1 billion;
  0.480% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.435% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.415% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.400% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.390% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.380% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.370% of the value of net assets over $21.5 billion.

The Fund pays Advisers a fee for managing the Fund’s assets. The Advisers and other affiliated service providers for the Fund have agreed to waive fees or to assume as their own certain expenses otherwise payable by the Fund so that the total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.65% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations), until February 28, 2014. Under this fee and expense waiver, common fees and expenses of the Fund (including management, administration and other fees) will be waived equally among all classes and, to the extent necessary, transfer agency fees will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount.

For the fiscal year ended October 31, 2012, Advisers and the Fund’s administrator have agreed to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b‑1 fees and acquired fund fees and expenses) for each class do not exceed 0.65% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until February 28, 2014. The management fees before and after such waivers for the fiscal year ended October 31, 2012, were 0.41%.

XXI.  The first paragraph and the table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 121 are replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% (Balanced Fund, Convertible Fund and Equity Fund), 4.25% (Real Return Fund), 2.25% (Limited Maturity Fund) or less	No initial sales charge	No initial sales charge (Balanced and Equity Income Fund only)	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class
Deferred sales charge of 1% or 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

XXII.  The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investments from certain payments” on page 125 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

XXIII.  The following is added to the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 121:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

XXIV.  The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 144:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XXV.  The second paragraph under the “Fund Details – Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 158 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

FIST2 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED MARCH 1, 2013

OF

FRANKLIN INVESTORS SECURITIES TRUST

(Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Total Return Fund)

The prospectus is amended as follows:

I.  The Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and Franklin Total Return Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Franklin Floating Rate Daily Access Fund and Franklin Low Duration Total Return Fund will offer four classes of shares, the Class A, Class C, Class R6 and Advisor Class. The Franklin Total Return Fund will offer five classes of shares, the Class A, Class C, Class R, Class R6 and Advisor Class.

II.  The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin Floating Rate Daily Access Fund beginning on page 10 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees[1]	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.25%	0.65%	None	None
Other expenses[1,2]	0.14%	0.14%	0.05%	0.14%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses	0.94%	1.34%	0.60%	0.69%
Fee waiver and/or expense reimbursement[3]	-0.02%	-0.02%	-0.02%	-0.02%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3,4]	0.92%	1.32%	0.58%	0.67%

1. Management fees and other expenses have been restated to reflect current fiscal year fees as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual Fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this class’ lower shareholder servicing fees.

3. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

4. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

1

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 317	$ 516	$ 732	$ 1,353
Class C	$ 234	$ 423	$ 732	$ 1,612
Class R6	$ 60	$ 191	$ 335	$ 753
Advisor Class	$ 68	$ 219	$ 382	$ 857
If you do not sell your shares:
Class C	$ 134	$ 423	$ 732	$ 1,612

 III.  The following is added to the “Fund Summary – Performance” section for the Franklin Floating Rate Daily Access Fund beginning on page 15:

Best Quarter:	Q2'09	11.68%
Worst Quarter:	Q4'08	-18.90%
As of March 31, 2013, the Fund's year-to-date return was 1.56%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

IV.  The “Fund Summary  – Taxes” section for the Franklin Floating Rate Daily Access Fund on page 17 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

V.  The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin Low Duration Total Return  Fund beginning on page 18 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees[1]	0.58%	0.58%	0.58%	0.58%
Distribution and service (12b-1) fees	0.25%	0.65%	None	None
Other expenses[1,2]	0.18%	0.18%	0.06%	0.18%
Total annual Fund operating expenses	1.01%	1.41%	0.64%	0.76%
Fee waiver and/or expense reimbursement[3]	-0.21%	-0.21%	-0.21%	-0.21%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	0.80%	1.20%	0.43%	0.55%

2

1. Management fees and other expenses have been restated to reflect current fiscal year fees as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual Fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this class’ lower shareholder servicing fees.

3. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.55% (other than certain non-routine expenses), until February 28, 2014. Effective October 1, 2012, the investment manager and fund administrator lowered this contractual common expense cap to 0.55% from 0.65%. The table reflects the cap after the change on October 1, 2012. Class R6 shares have not commenced operations as of the date of this prospectus. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 305	$ 519	$ 750	$ 1,415
Class C	$ 222	$ 426	$ 751	$ 1,673
Class R6	$ 44	$ 185	$ 338	$ 783
Advisor Class	$ 56	$ 222	$ 402	$ 923
If you do not sell your shares:
Class C	$ 122	$ 426	$ 751	$ 1,673

 VI.  The following is added to the “Fund Summary – Performance” section for the Franklin Low Duration Total Return Fund beginning on page 23:

Best Quarter:	Q3'09	2.87%
Worst Quarter:	Q3'11	-1.94%
As of March 31, 2013, the Fund's year-to-date return was 0.50%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

VII.  The “Fund Summary  – Taxes” section for the Franklin Low Duration Total Return Fund on page 25 is revised as follows:

3

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VIII.  The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table for the Franklin Total Return Fund beginning on page 27 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.65%	0.50%	None	None
Other expenses[1,2]	0.21%	0.21%	0.21%	0.08%	0.21%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	0.94%	1.34%	1.19%	0.56%	0.69%
Fee waiver and/or expense reimbursement[3]	-0.05%	-0.05%	-0.05%	-0.05%	-0.05%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3,4]	0.89%	1.29%	1.14%	0.51%	0.64%

1. Management fees and other expenses have been restated to reflect current fiscal year fees as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual Fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this class’ lower shareholder servicing fees.

3. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.63% (other than certain non-routine expenses), until February 28, 2014. Class R6 shares have not commenced operations as of the date of this prospectus. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

4. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

4

	1 Year	3 Years	5 Years	10 Years
Class A	$ 512	$ 707	$ 918	$ 1,527
Class C	$ 231	$ 420	$ 729	$ 1,609
Class R	$ 116	$ 373	$ 650	$ 1,439
Class R6	$ 52	$ 173	$ 306	$ 693
Advisor Class	$ 65	$ 216	$ 379	$ 854
If you do not sell your shares:
Class C	$ 131	$ 420	$ 729	$ 1,609

 IX.  The following is added to the “Fund Summary – Performance” section for the Franklin Total Return Fund beginning on page 33:

Best Quarter:	Q3'09	6.20%
Worst Quarter:	Q3'08	-4.05%
As of March 31, 2013, the Fund's year-to-date return was 0.36%.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

X.  The “Fund Summary – Taxes” section for the Franklin Total Return Fund on page 35 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

XI.  The “Fund Details – Management” section for the Franklin Floating Rate Daily Access Fund beginning on page 59 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement including the fees of 0.20% payable, thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  0.650% of the value of net assets up to and including $500 million;
  0.550% of the value of net assets over $500 million up to and including $1 billion;
  0.500% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.450% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.425% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.400% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.390% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.380% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.370% of the value of net assets over $21.5 billion.

XII.  The “Fund Details - Management – Special Servicing Agreement” section for the Franklin Floating Rate Daily Access Fund on page 60 is deleted in its entirety.

5

XIII.  The “Fund Details – Management” section for the Franklin Low Duration Total Return Fund beginning on page 80 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement including the fees of 0.20% payable, thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  0.625% of the value of net assets up to and including $500 million;
  0.525% of the value of net assets over $500 million up to and including $1 billion;
  0.480% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.435% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.415% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.400% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.390% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.380% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.370% of the value of net assets over $21.5 billion.

The Fund pays Adviser a fee for managing the Fund’s assets.  The Adviser and other affiliated service providers for the Fund have agreed to waive fees or to assume as their own certain expenses otherwise payable by the Fund so that the total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.55% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations), until February 28, 2014.  Under this fee and expense waiver, common fees and expenses of the Fund (including management, administration and other fees) will be waived equally among all classes and, to the extent necessary, transfer agency fees will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount.

For the fiscal year ended October 31, 2012, Advisers agreed to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. However, this fee reduction was less than 0.01% of the Fund’s average net assets. In addition, the investment manager and administrator contractually agreed to waive or assume certain expenses so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b‑1 fees and acquired fund fees and expenses) for each class of the Fund did not exceed 0.55% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until February 28, 2014. Effective October 1, 2012, the investment manager and fund administrator lowered this contractual common expense cap to 0.55% from 0.65%. The management fees were 0.38%.

XIV.  The “Fund Details – Management” section for the Franklin Total Return Fund beginning on page 100 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement including the fees of 0.20% payable, thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  0.625% of the value of net assets up to and including $500 million;
  0.525% of the value of net assets over $500 million up to and including $1 billion;
  0.480% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.435% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.415% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.400% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.390% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.380% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.370% of the value of net assets over $21.5 billion.

6

The Fund pays Adviser a fee for managing the Fund’s assets.  The Adviser and other affiliated service providers for the Fund have agreed to waive fees or to assume as their own certain expenses otherwise payable by the Fund so that the total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.63% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations), until February 28, 2014.  Under this fee and expense waiver, common fees and expenses of the Fund (including management, administration and other fees) will be waived equally among all classes and, to the extent necessary, transfer agency fees will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount.

For the fiscal year ended October 31, 2012, Advisers agreed to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. In addition, Advisers and the Fund’s administrator agreed to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b‑1 fees and acquired fund fees and expenses) for each class did not exceed 0.63% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until February 28, 2014. The management fees before and after such waivers were 0.27% and 0.26%, respectively.

XV.  The “Fund Details - Management – Special Servicing Agreement” section for the Franklin Total Return Fund on page 102 is deleted in its entirety.

XVI.  The first paragraph and the table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 112 are replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 2.25% (Adjustable Fund, Floating Rate Daily Access Fund and Low Duration Fund), 4.25% (Total Return Fund) or less	No initial sales charge	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class
Deferred sales charge of 1% or 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

XVII.  The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investment from certain payments” on page 116 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

7

XVIII.  The following is added to the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 112:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

XIX.  The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 134:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.*

XX.  The second paragraph under the “Fund Details – Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 149 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

FIST1 SA-1 05/13

SUPPLEMENT DATED MAY 1, 20132

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2012

OF

FRANKLIN INVESTORS SECURITIES TRUST

(Franklin Balanced Fund, Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Limited Maturity U.S. Government Securities Fund, Franklin Real Return Fund)

The statement of additional information is amended as follows:

I.  The Franklin Balanced Fund, Franklin Equity Income Fund, Franklin Limited Maturity U.S. Government Securities Fund and Franklin Real Return Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Franklin Balanced Fund and Franklin Equity Income Fund will offer five classes of shares, the Class A, Class C, Class R, Class R6 and Advisor Class. The Franklin Limited Maturity U.S. Government Securities Fund will offer three classes of shares, the Class A, Class R6 and Advisor Class. The Franklin Real Return Fund will offer four classes of shares, the Class A, Class C, Class R6 and Advisor Class.

II. The first paragraph under “Management and Other Services – Management fees” section beginning on page 54 is replaced with the following:

Prior to May 1, 2013, the Franklin Balanced Fund paid the investment manager a fee equal to an annual rate of:

  0.500% of the value of its net assets up to and including $250 million;
  0.475% of the value of its net assets over $250 million up to and including $500 million;
  0.450% of the value of net assets over $500 million up to and including $1 billion;
  0.425% of the value of net assets over $1 billion up to and including $2.5 billion;
  0.400% of the value of its net assets over $2.5 billion up to and including $5 billion;
  0.375% of the value of its net assets over $5 billion up to and including $10 billion;
  0.350% of the value of its net assets over $10 billion up to and including $15 billion;
  0.325% of the value of its net assets over $15 billion up to and including $20 billion; and
  0.300% of the value of its net assets over $20 billion.

Effective May 1, 2013, the Franklin Balanced Fund pays the investment manager a fee equal to an annual rate of:

  0.700% of the value of its net assets up to and including $250 million;
  0.675% of the value of its net assets over $250 million up to and including $500 million;
  0.650% of the value of net assets over $500 million up to and including $1 billion;
  0.625% of the value of net assets over $1 billion up to and including $2.5 billion;
  0.600% of the value of its net assets over $2.5 billion up to and including $5 billion;
  0.575% of the value of its net assets over $5 billion up to and including $10 billion;
  0.550% of the value of its net assets over $10 billion up to and including $15 billion;
  0.525% of the value of its net assets over $15 billion up to and including $20 billion; and
  0.500% of the value of its net assets over $20 billion.

1

III. The seventh paragraph under “Management and Other Services – Management fees” section beginning on page 54 is replaced with the following:

Prior to May 1, 2013 the Franklin Real Return Fund paid the investment manager a fee equal to an annual rate of:

  0.425% of the value of net assets up to and including $500 million;
  0.325% of the value of net assets over $500 million up to and including $1 billion;
  0.280% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.235% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.215% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.190% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.180% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.170% of the value of net assets over $21.5 billion.

Effective May 1, 2013 the Franklin Real Return Fund pays the investment manager a fee equal to an annual rate of:

  0.625% of the value of net assets up to and including $500 million;
  0.525% of the value of net assets over $500 million up to and including $1 billion;
  0.480% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.435% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.415% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.400% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.390% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.380% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.370% of the value of net assets over $21.5 billion.

2

IV.  The first paragraph under “Management and Other Services – Administrator and services provided” section on page 55 is replaced with the following:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager, and principal underwriter.

V. The first and third paragraphs under “Management and Other Services – Administration fees” section beginning on page 55 are replaced with the following:

Effective May 1, 2013, following board approval of the combination of the investment management and fund administration agreements, the investment manager pays FT Services a monthly fee equal to an annual rate of 0.700% and 0.625% of the Fund’s average daily net assets for the Franklin Balanced Fund and the Franklin Real Return Fund, respectively.

For the last three fiscal years ended October 31, FT Services was paid the following administration fees:

	Administration Fees Paid ($)
	2012	2011	2010
Balanced Fund[1]	327,742	114,364	0
Convertible Fund	1,323,020	1,456,344	1,134.732
Equity Income Fund	1,613,295	1,437,103	1,053,647
Limited Maturity Fund	757,383	700,790	648,792
Real Return Fund[2]	242,184	281,458	132,556

1. For the fiscal years ended October 31, 2012, 2011 and 2010, administration fees, before any advance waiver, totaled $1,051,033, $544,017 and $300,727, respectively. Under an agreement by FT Services to waive its fees, the Fund paid the administration fees shown.

3

2. For the fiscal years ended October 31, 2012, 2011 and 2010, administration fees, before any advance waiver, totaled $1,168,413, $1,126,655 and $909,702, respectively. Under an agreement by FT Services to waive its fees, the Fund paid the administration fees shown.

VI. The third paragraph under “Management and Other Services - Shareholder servicing and transfer agent” on page 55 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

VII. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 68 is replaced with the following:

The Balanced Fund and the Equity Income Fund currently offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The Convertible Fund currently offers three classes of shares, Class A, Class C and Advisor Class. The Limited Maturity Fund currently offers three classes of shares, Class A, Class R6 and Advisor Class. The Real Return Fund currently offers four classes of shares, Class A, Class C, Class R6 and Advisor Class. The Balanced Fund, The Equity Income Fund, the Limited Maturity Fund and the Real Return Fund will begin offering Class R6 shares on or about May 1, 2013. The Funds may offer additional classes of shares in the future. The full title of each class is:

  Franklin Balanced Fund - Class A
  Franklin Balanced Fund - Class C
  Franklin Balanced Fund - Class R
  Franklin Balanced Fund - Class R6
  Franklin Balanced Fund - Advisor Class
  Franklin Convertible Securities Fund - Class A
  Franklin Convertible Securities Fund - Class C
  Franklin Convertible Securities Fund - Advisor Class
  Franklin Equity Income Fund - Class A
  Franklin Equity Income Fund - Class C
  Franklin Equity Income Fund - Class R
  Franklin Equity Income Fund - Class R6
  Franklin Equity Income Fund - Advisor Class
  Franklin Limited Maturity U.S. Government Securities Fund - Class A
  Franklin Limited Maturity U.S. Government Securities Fund - Class R6
  Franklin Limited Maturity U.S. Government Securities Fund - Advisor Class
  Franklin Real Return Fund - Class A
  Franklin Real Return Fund - Class C
  Franklin Real Return Fund - Class R6
  Franklin Real Return Fund - Advisor Class

4

VIII. The sixth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 68 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Balanced Fund
Frontier Trust Company FBO Freestone Foodbank, Inc. 403 B Plan P.O. Box 10758 Fargo, ND 58106	R	6.77
MG Trust Company Trustee Memorial Group, Inc. MMP 717 17th Street, Suite 1300 Denver, CO 80202-3304	R	54.72
Equity Income Fund
Renaissance Charitable Foundation, Inc. FBO FT Charitable Giving Fund Gregory W. Baker & Douglas W. Cox & Steven R. Ko Trustee 6100 West 96th Street, Suite 105 Indianapolis, IN 46278-6018	C	11.12
Great West Trust Company LLC Custodian FBO Bemberg Iron Works, Inc. 401k Retirement Savings Plan c/o Fascore LLC 8515 East Orchard Road 2T2 Greenwood Village, CO 80111-5002	R	6.29
MG Trust Company as Agent For NTC Company Custodian FBO Partners For Women S Health Plan P.O. Box 5508 Denver, CO 80217	R	5.04
Pajka Eye Center Pajka Eye Center Inc. Profit Sharing Plan 8515 E. Orchard Road 2T2 Greenwood Villager, CO 80111	R	8.11
Anne and Edward Jamieson Revocable Trust Edward B. Jamieson and Anne K. Jamieson Trustee One Franklin Parkway San Mateo, CA 94403	Advisor	6.02
Perks Family Living Trust Edward D. Perks or Maggie P. Perks Trustee One Franklin Parkway San Mateo, CA 94403	Advisor	8.56
Limited Maturity Fund
Franklin Stable Value FT 529 College Savings Plan C/O Fund Accounting Attention Gregory Seward VP Treasurer 500 East Broward Boulevard, Suite 2100 Fort Lauderdale, FL 33394-3029	Advisor	11.58
Franklin Templeton Conservative Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	15.59
Franklin Templeton Moderate Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	19.36

5

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

IX. The eighth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 69 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially 6.7% of Equity Income Fund - Advisor Class, and less than 1% of the outstanding shares of the other Funds and classes. The board members may own shares in other funds in Franklin Templeton Investments.

X. The first paragraph of the “Buying and Selling Shares - initial sales charges” section on page 70 is replaced with the following:

The maximum initial sales charge is 5.75% for the Franklin Balanced Fund - Class A, Franklin Convertible Securities Fund - Class A and the Franklin Equity Income Fund - Class A; 4.25% for the Franklin Real Return Fund - Class A; and 2.25% for the Franklin Limited Maturity U.S. Government Securities Fund - Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

XI. The second paragraph under the section entitled “The Underwriters,” beginning on page 75 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FIST2 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2012

OF

FRANKLIN INVESTORS SECURITIES TRUST

(Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Total Return Fund)

The statement of additional information is amended as follows:

I.  The Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and Franklin Total Return Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Franklin Floating Rate Daily Access Fund will offer four classes of shares, the Class A, Class C, Class R6 and Advisor Class. The Franklin Low Duration Total Return Fund will offer four classes of shares, the Class A, Class C, Class R6 and Advisor Class. The Franklin Total Return Fund will offer five classes of shares, the Class A, Class C, Class R, Class R6 and Advisor Class.

II. The second paragraph under “Management and Other Services – Management fees” section beginning on page 58 is replaced with the following:

Prior to May 1, 2013, the Franklin Floating Rate Daily Access Fund paid the investment manager a fee equal to an annual rate of:

  0.450% of the value of net assets up to and including $500 million;
  0.350% of the value of net assets over $500 million up to and including $1 billion;
  0.300% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.250% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.225% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.190% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.180% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.170% of the value of net assets over $21.5 billion.

Effective May 1, 2013, the Franklin Floating Rate Daily Access Fund pays the investment manager a fee equal to an annual rate of:

  0.650% of the value of net assets up to and including $500 million;
  0.550% of the value of net assets over $500 million up to and including $1 billion;
  0.500% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.450% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.425% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.400% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.390% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.380% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.370% of the value of net assets over $21.5 billion.

III. The third paragraph under “Management and Other Services – Management fees” section beginning on page 58 is replaced with the following:

Prior to May 1, 2013, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund paid the investment manager a fee equal to an annual rate of:

  0.425% of the value of net assets up to and including $500 million;
  0.325% of the value of net assets over $500 million up to and including $1 billion;
  0.280% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.235% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.215% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.190% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.180% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.170% of the value of net assets over $21.5 billion.

Effective May 1, 2013 the Franklin Low Duration Total Return Fund and Total Return Fund pay the investment manager a fee equal to an annual rate of:

  0.625% of the value of net assets up to and including $500 million;
  0.525% of the value of net assets over $500 million up to and including $1 billion;
  0.480% of the value of net assets over $1 billion up to and including $1.5 billion;
  0.435% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.415% of the value of net assets over $6.5 billion up to and including $11.5 billion;
  0.400% of the value of net assets over $11.5 billion up to and including $16.5 billion;
  0.390% of the value of net assets over $16.5 billion up to and including $19 billion;
  0.380% of the value of net assets over $19 billion up to and including $21.5 billion; and
  0.370% of the value of net assets over $21.5 billion.

IV. The first paragraph under “Management and Other Services – Administrator and services provided” section on page 61 is replaced with the following:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager, and principal underwriter.

V. The first and fourth paragraphs under “Management and Other Services – Administration fees” section beginning on page 61 are replaced with the following:

Effective May 1, 2013, following board approval of the combination of the investment management and fund administration agreements, the investment manager pays FT Services a monthly fee equal to an annual rate of 0.650% of the Franklin Floating Rate Daily Access Fund’s average daily net assets and 0.625% of the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund’s average daily net assets.

For the last three fiscal years ended October 31, FT Services was paid the following administration fees:

	Administration Fees Paid ($)
	2012	2011	2010
Adjustable U.S. Government Fund	2,619,540	2,752,194	2,710,024
Floating Rate Daily Access Fund	4,414,784	4,612,527	2,942,820
Low Duration Fund[1]	666,175	353,503	111,403
Total Return Fund[2]	7,203,077	5,170,028	3,373,299

1. For the fiscal years ended October 31, 2012, 2011 and 2010, administration fees, before any advance waiver, totaled $1,682,606, $1,057,820 and $516,725, respectively. Under an agreement by FT Services to waive its fees, the Fund paid the administration fees shown.

2. For the fiscal years ended October 31, 2012, 2011 and 2010, administration fees, before any advance waiver, totaled $9,008,300, $6,920,364 and $5,479,594, respectively. Under an agreement by FT Services to waive its fees, the Fund paid the administration fees shown.

VI. The third paragraph under “Management and Other Services - Shareholder servicing and transfer agent” on page 62 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

VII. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 74 is replaced with the following:

Adjustable U.S. Government Fund currently offers three classes of shares, Class A, Class C and Advisor Class. Low Duration Total Return Fund currently offers four classes of shares, Class A, Class C, Class R6 and Advisor Class. Floating Rate Daily Access Fund currently offers four classes of shares, Class A, Class C, Class R6 and Advisor Class. Total Return Fund currently offers five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. Low Duration Fund began offering Class C shares on October 1, 2012. The Floating Rate Daily Access Fund and the Total Return Fund will begin offering Class R6 shares on or about May 1, 2013. The Funds may offer additional classes of shares in the future. The full title of each class is:

  Franklin Adjustable U.S. Government Securities Fund - Class A
  Franklin Adjustable U.S. Government Securities Fund - Class C
  Franklin Adjustable U.S. Government Securities Fund - Advisor Class
  Franklin Floating Rate Daily Access Fund - Class A
  Franklin Floating Rate Daily Access Fund - Class C
  Franklin Floating Rate Daily Access Fund - Class R6
  Franklin Floating Rate Daily Access Fund - Advisor Class
  Franklin Low Duration Total Return Fund - Class A
  Franklin Low Duration Total Return Fund - Class C
  Franklin Low Duration Total Return Fund - Class R6
  Franklin Low Duration Total Return Fund - Advisor Class
  Franklin Total Return Fund - Class A
  Franklin Total Return Fund - Class C
  Franklin Total Return Fund - Class R
  Franklin Total Return Fund – Class R6
  Franklin Total Return Fund - Advisor Class

VIII. The sixth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 74 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Floating Rate Daily Access Fund
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	Advisor	22.62
Low Duration Fund
SEI Private Trust Company Suntrust Bank One Freedom Valley Drive Oaks, PA 19456-9989	Advisor	7.21
Total Return Fund
PIMS Prudential Retirement As Nominee for the Trustee Custodian Grundfos Pumps Corporation 17100 West 118th Terrace Olathe, KS 66061	R	11.09
Hartford Life Insurance Company P.O. Box 2999 Hartford, CT 06104-2999	R	36.72
Conservative Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	10.36
Moderate Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	12.38

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

IX. The eighth paragraph under “Organization, Voting Rights and Principal Holders” on page 75 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

X. The first paragraph of the “Buying and Selling Shares - initial sales charges” section on page 75 is replaced with the following:

The maximum initial sales charge for Class A is 2.25% for the Franklin Floating Rate Daily Access Fund, Franklin Adjustable U.S. Government Securities Fund, and Franklin Low Duration Total Return Fund and 4.25% for Franklin Total Return Fund - Class A. There is no initial sales charge for Class C, Class C1, Class R, Class R6 and Advisor Class.

XI. The second paragraph under the section entitled “The Underwriter,” beginning on page 81 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FRANKLIN INVESTORS SECURITIES TRUST

FILE NOS. 033-11444 & 811-04986

PART C

OTHER INFORMATION

Item 28. Exhibits.
The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Agreement and Declaration of Trust of Franklin Investors Securities Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2008

(ii)

Certificate of Amendment of Agreement and Declaration

of Trust of Franklin Investors Securities Trust dated October 21, 2008

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

(b)	By-Laws

(i)

By-Laws of Franklin Investors Securities Trust effective as of October 18, 2006

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2008

(c)	Instruments Defining Rights of Security Holders

(i)

Agreement and Declaration of Trust

(a)  Article III, Shares

(b)  Article V, Shareholders’ voting Powers and Meetings

(c)  Article VI, Net Asset Value; Distributions; Redemptions; Transfer

(d)  Article VIII, Certain Transactions: Section 4

(e)  Article X, Miscellaneous: Section 4

	(ii)	By-Laws (a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports: Section 1, 2 and 3 (c) Article VII, General Matters: Section 3, 4, 6 and 7 (d) Article VIII, Amendment: Section 1

	(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

	(i)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc.

	(ii)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Balanced Fund and Franklin Advisers, Inc.

(iii)

Investment Management Agreement dated March 1, 2008 between the Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

	(iv)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers, Inc.

(v)

Investment Management Agreement dated March 1, 2008 between the Registrant on behalf of Franklin Limited Maturity U.S. Government Securities Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

	(vi)	Form of Amended and Restated Investment Management Agreement dated March 1, 2008May 1, 2013 between the Registrant on behalf of Franklin Low Duration Total Return Fund and Franklin Advisers, Inc.

	(vii)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Real Return Fund and Franklin Advisers, Inc.

	(viii)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.

(ix)

Form of Amended and Restated Subadvisory Agreement dated June 27, 2008 and amended as of May 1, 2013 on behalf of Franklin Total Return Fund and between Franklin Advisers, Inc. and Franklin Templeton Institutional LLC

(e)	Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 25, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated

May 1, 2010

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 25, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: November 27, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 29, 1998

(iv)

Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2012

(v)

Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

	(vi)	Amendment dated April 9, 2013, to Schedule 1 of the Master Custody Agreement between Registrant and The Bank of The New York Mellon dated February 16, 1996

(vii)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(viii)

Amendment dated January 5, 2012, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2012

(ix)

Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2012

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: November 27, 1996

(xi)

Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2012

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

(ii)

Form of Subcontract for Fund Administrative Services dated May 1,2 103 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Adjustable U.S. Government Securities Fund

(iii)

Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant, on behalf of Franklin Balanced Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

(iv)

Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

(v)

Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

(vi)

Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant, on behalf of Franklin Real Return Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

(vii)

Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

(i)	Legal Opinion

	(i)	Legal Opinion dated February 25, 2008 Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2008

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)

Letter of Understanding relating to Franklin Equity Income Fund - Class C dated April 12, 1995

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: April 24, 1995

(ii)

Letter of Understanding relating to Franklin Total Return Fund dated July 24, 1998

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 29, 1998

(iii)

Letter of Understanding relating to Franklin Floating Rate Daily Access Fund dated April 30, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(iv)

Letter of Understanding relating to Franklin Real Return Fund dated November 17, 2004

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2004

(v)

Letter of Understanding relating to Franklin Low Duration Total Return Fund dated November 17, 2004

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2004

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Limited Maturity U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(viii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Real Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(ix)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(x)

Amended and Restated Class B Distribution pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund and Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(xi)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(xii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(xiii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Balanced Fund and Franklin Real Return Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to

Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

	(xiv)	Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund and Franklin/Templeton Distributors, Inc., dated October 1, 2012
Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 27, 2012

(xv)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund, Franklin Equity Income Fund and Franklin Total Return Fund, and Franklin Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(n)	Rule 18f-3 Plan

(i)

Multiple Class Plan dated October 16, 2007 on behalf of Franklin Adjustable U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

(ii)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Balanced Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(iii)

Multiple Class Plan dated October 16, 2007 on behalf of Franklin Convertible Securities Fund

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

(iv)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Equity Income Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(v)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Floating Rate Daily Access Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(vi)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Limited Maturity U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(vii)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Low Duration Total Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(viii)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Real Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(ix)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Total Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(p)	Code of Ethics

	(i)	Code of Ethics dated April 1, 2012 Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 27, 2012

(q)	Power of Attorney

	(i)	Power of Attorney dated April 30, 2012 Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 27, 2012

ITEM 29.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None

ITEM 30.    INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of the Advisers the Registrant’s investment manager, also serve as officers and/or directors or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and trustees during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly-owned subsidiary of Resources, serves as sub-advisor for one series of the Trust. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

ITEM 32.    PRINCIPAL UNDERWRITERS

(a)   Franklin Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)   The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-5889).

(c)   Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 33.    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 34.    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35.    UNDERTAKINGS

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of April, 2013.

FRANKLIN INVESTORS SECURITIES TRUST

(Registrant)

By: /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	President and Chief Executive Officer-Investment Management Dated: April 29, 2013

Laura F. Fergerson*	Chief Executive Officer-Finance
Laura F. Fergerson	and Administration Dated: April 29, 2013

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: April 29, 2013

Harris J. Ashton* Harris J. Ashton	Trustee Dated: April 29, 2013

Sam Ginn* Sam Ginn	Trustee Dated: April 29, 2013

Edith E. Holiday* Edith E. Holiday	Trustee Dated: April 29, 2013

Charles B. Johnson* Charles B. Johnson	Trustee Dated: April 29, 2013

Rupert H. Johnson, Jr.* Rupert H. Johnson, Jr.	Trustee Dated: April 29, 2013

J. Michael Luttig * J. Michael Luttig	Trustee Dated: April 29, 2013

Frank A. Olson* Frank A. Olson	Trustee Dated: April 29, 2013

Larry D. Thompson* Larry D. Thompson	Trustee Dated: April 29, 2013

John B. Wilson* John B. Wilson	Trustee Dated: April 29, 2013

*By /s/Karen L. Skidmore

Karen L. Skidmore

Attorney-in-Fact

(Pursuant to Powers of Attorney previously herewith)

FRANKLIN INVESTORS SECURITIES TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(a)(i)	Agreement and Declaration of Trust dated October 18, 2006	*

EX-99.(a)(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008	*

EX-99.(b)(i)	By-Laws	*

EX-99.(d)(i)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(ii)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Balanced Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(iii)	Investment Management Agreement dated March 1, 2008 between Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin Advisers, Inc.	*

EX-99.(d)(iv)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(v)	Investment Management Agreement dated March 1, 2008 between Registrant on behalf of Franklin Limited Maturity U.S. Government Securities Fund and Franklin Advisers, Inc.	*

EX-99.(d)(vi)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Low Duration Total Return Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(vii)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Real Return Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(viii)	Form of Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(ix)	Form of Subadvisory Agreement dated June 27, 2008and amended as of May 1, 2013 on behalf of Franklin Total Return Fund and between Franklin Advisers, Inc. and Franklin Templeton Institutional LLC	Attached

EX-99.(e)(i)	Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc.	*

EX-99.(e)(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010	*

EX-99.(g)(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iv)	Amendment dated January 5, 2012, to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(v)	Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vi)	Amendment dated April 9, 2013 to Schedule 1 of Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	Attached

EX-99.(g)(vii)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(viii)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(ix)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(xi)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996	*

EX-99.(h)(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc., and Franklin Templeton Services, LLC on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund

*

EX-99.(h)(ii)

Form of Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Adjustable U.S. Government Securities Fund

Attached

EX-99.(h)(iii)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between the Registrant, on behalf of Franklin Balanced Fund, and Franklin Templeton Services, LLC	*

EX-99.(h)(iv)	Amended and restated Fund Administration Agreement dated February 28, 2012 between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Templeton Services, LLC	*

EX-99.(h)(v)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin Templeton Services, LLC	*

EX-99.(h)(vi)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between the Registrant, on behalf of Franklin Real Return Fund, and Franklin Templeton Services, LLC	*

EX-99.(h)(vii)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC	*

EX-99.(i)(i)	Legal Opinion dated February 25, 2008	*

EX-99.(l)(i)	Letter of Understanding relating to Franklin Equity Income Fund - Class C dated April 12, 1995	*

EX-99.(l)(ii)	Letter of Understanding relating to Franklin Total Return Fund dated July 24, 1998	*

EX-99.(l)(iii)	Letter of Understanding relating to Franklin Floating Rate Daily Access Fund dated April 30, 2001	*

EX-99.(l)(iv)	Letter of Understanding relating to Franklin Real Return Fund dated November 17, 2004	*

EX-99.(l)(v)	Letter of Understanding relating to Franklin Low Duration Total Return Fund dated November 17, 2004	*

EX-99.(m)(i)	Amended and Restated Class A Distribution Plan dated between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc., February 1, 2009	*

EX-99.(m)(ii)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Balanced Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(iii)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(iv)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(v)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(vi)

Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Limited Maturity U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(vii)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

Ex-99.(m)(viii)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Real Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(ix)	Amended and Restated Class A Distribution between Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(x)

Amended and Restated Class B Distribution Plan between Registrant, on behalf of Franklin Equity Income Fund and Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(m)(xi)	Amended and Restated Class B Distribution Plan between Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009	*

EX-99.(m)(xii)

Amended and Restated Class C Distribution Plan between Registrant, on behalf of Franklin Adjustable U.S. Government Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(m)(xiii)

Amended and Restated Class C Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Balanced Fund, and Franklin Real Return Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(m)(xiv)	Class C Distribution Plan between Registrant on behalf of Franklin Low Duration Total Return Fund dated October 1, 2012	*

EX-99.(m)(xv)

Amended and Restated Class R Distribution Plan between the Registrant, on behalf of Franklin Balanced Fund, Franklin Equity Income Fund and Franklin Total Return Fund and Franklin/ Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(n)(i)	Multiple Class Plan dated October 16, 2007 on behalf of Franklin Adjustable U.S. Government Securities Fund	*

EX-99.(n)(ii)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Balanced Fund	*

EX-99.(n)(iii)	Multiple Class Plan dated October 16, 2007 on behalf of Franklin Convertible Securities Fund	*

EX-99.(n)(iv)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Equity Income Fund	*

EX-99.(n)(v)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Floating Rate Daily Access Fund	*

EX-99.(n)(vi)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Limited Maturity U.S. Government Securities Fund	*

EX-99.(n)(vii)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Low Duration Total Return Fund	*

EX-99.(n)(viii)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Real Return Fund	*

EX-99.(n)(ix)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Total Return Fund	*

EX-99.(p)(i)	Code of Ethics dated April 1, 2012	*

EX-99.(q)(i)	Power of Attorney dated April 30, 2012	*

*Incorporated by Reference